Equity-Based Compensation	12 Months Ended
Jan. 31, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Equity-Based Compensation

(13) Equity-Based Compensation

Layne has an equity-based compensation plan that provides for the granting of options to purchase or the issuance of shares of common stock at a price fixed by the Board of Directors or a committee. As of January 31, 2017, there were 348,949 shares which remain available to be granted under the plan as stock options or restricted stock awards. We have the ability to issue shares under the plans either from new issuances or from treasury, although we have previously always issued new shares and expect to continue to issue new shares in the future.

We granted 13,495 shares of restricted stock, 199,352 restricted stock units and 447,903 performance vesting restricted stock units under the Layne Christensen Company 2006 Equity Incentive Plan during the fiscal year ended January 31, 2017. The grants consist of both service-based awards and market-based awards. We also granted a total of 134,333 stock options during the fiscal year ended January 31, 2017 under the Layne Christensen Company 2006 Equity Incentive Plan. All options were granted at an exercise price equal to the fair market value of our common stock at the date of grant. The options have terms of ten years from the date of grant and generally vest ratably over periods of one month to five years.

We recognized $3.4 million, $3.6 million and $2.1 million of compensation cost for share-based plans for the fiscal years ended January 31, 2017, 2016 and 2015, respectively. Of these amounts, $2.8 million, $2.7 million and $0.7 million, respectively, related to non-vested stock. The total income tax benefit recognized for share-based compensation arrangements was $1.3 million, $1.4 million and $0.8 million for the fiscal years ended January 31, 2017, 2016 and 2015, respectively.  As of January 31, 2017, no tax benefit is expected to be realized for equity-based compensation arrangements due to a full valuation allowance of our domestic deferred tax assets.

As of January 31, 2017, total unrecognized compensation cost related to unvested stock options was approximately $0.2 million, which is expected to be recognized over a weighted-average period of 0.9 years.  As of January 31, 2017, there was approximately $3.6 million of total unrecognized compensation cost related to nonvested restricted stock awards and restricted stock units that is expected to be recognized over a weighted-average period of 1.7 years.

The fair value of share-based compensation granted in the form of stock options is determined using a lattice valuation model. The valuations in each respective year were made using the assumptions noted in the following table. Expected volatilities are based on historical volatility of the stock price. We use historical data to estimate early exercise and post-vesting forfeiture rates to be applied within the valuation model. The risk-free interest rate for the periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The weighted-average fair value per share at the date of grant for options granted during the fiscal years ended January 31, 2017, 2016 and 2015 was $1.59, $1.60 and $5.59, respectively.

	Years Ended January 31,
Assumptions:	2017	2016	2015
Weighted-average expected volatility	56.1%	52.6%	51.0%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	0.60%	0.70%	1.46%
Expected term (in years)	1.9	3.3	5.6
Exercise multiple factor	1.39	1.65	1.9
Post-vesting forfeiture	20.3%	12.5%	13.1%

Stock option transactions for the fiscal years ended January 31, 2017, 2016 and 2015 were as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value (in thousands)
Outstanding at February 1, 2014	1,105,812	$24.22
Granted	360,586	13.11
Exercised	—	—		$—
Expired	(55,126)	16.63
Forfeited	(395,758)	23.03
Outstanding at January 31, 2015	1,015,514	21.15
Granted	106,168	5.51
Exercised	—	—		—
Expired	(77,707)	24.73
Forfeited	(204,260)	26.20
Outstanding at January 31, 2016	839,715	17.61
Granted	134,433	7.04
Exercised	—	—		—
Expired	(10,000)	29.29
Forfeited	(214,104)	21.19
Outstanding at January 31, 2017	750,044	14.54	6.5	1,107

Exercisable at January 31, 2015	653,978	24.46
Exercisable at January 31, 2016	576,871	19.00
Exercisable at January 31, 2017	611,453	15.43	6.2	1,037
Options expected to vest at January 31, 2017	138,591	10.61	7.9	70

The aggregate intrinsic value was calculated using the difference between the current market price and the exercise price for only those options that have an exercise price less than the current market price.

Nonvested stock awards having service requirements only, are valued as of the grant date closing stock price and generally vest ratably over service periods of one to five years. Other nonvested stock awards vest based upon Layne meeting various performance goals. Certain nonvested stock awards provide for accelerated vesting if there is a change of control (as defined in the plans) or the disability or the death of the executive and for equitable adjustment in the event of changes in our equity structure.  We granted certain performance based nonvested stock awards during the years ended January 31, 2017, 2016 and 2015, which were valued using the Monte Carlo simulation model.

Assumptions used in the Monte Carlo simulation model for the fiscal years ended January 31, 2017, 2016 and 2015 were as follows:

	Years Ended January 31,
Assumptions:	2017	2016	2015
Weighted-average fair value	$4.70	$3.04	$8.96
Weighted-average expected volatility	58.3%	44.2%	37.0%
Expected dividend yield	0.0%	0.0%	0.0%
Weighted-average risk free rate	0.9%	0.9%	0.9%

Non-vested share transactions for the fiscal years ended January 31, 2017, 2016 and 2015 were as follows:

	Number of Shares	Average Grant Date Fair Value	Intrinsic Value (in thousands)
Nonvested stock at February 1, 2014	292,423	$23.42
Granted - Directors	13,090	17.19
Granted - Restricted stock units	394,489	17.06
Granted - Performance vesting shares	244,679	8.96
Vested	(13,027)	25.82
Forfeited	(444,362)	18.95
Nonvested stock at January 31, 2015	487,292	14.86
Granted - Directors	24,085	5.19
Granted - Restricted stock units	130,287	5.25
Granted - Performance vesting shares	1,035,409	3.03
Vested	(182,563)	17.07
Forfeited	(87,340)	8.57
Nonvested stock at January 31, 2016	1,407,170	5.20
Granted - Directors	13,495	7.04
Granted - Restricted stock units	199,352	7.04
Granted - Performance vesting shares	447,903	4.70
Vested	(26,349)	6.22
Forfeited	(169,931)	8.29
Nonvested stock at January 31, 2017	1,871,640	5.00	$19,521